Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.77%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$247,124	$ 232,327
British Airways Series 2019-1 Class AA Pass-Through Trust 144A	3.30	6-15-2034	622,053	620,390
Delta Air Lines Series 2019-1 Class AA Pass-Through Trust	3.20	10-25-2025	400,000	410,971
Total Asset-backed securities (Cost $1,268,216)				1,263,688
	Interest rate	Maturity date
Corporate bonds and notes: 52.29%
Communication services: 8.03%
Diversified telecommunication services: 3.58%
AT&T Incorporated	3.65	6-1-2051	460,000	480,800
AT&T Incorporated	4.25	3-1-2027	505,000	590,507
T-Mobile USA Incorporated 144A	2.55	2-15-2031	60,000	63,004
T-Mobile USA Incorporated 144A	3.30	2-15-2051	235,000	241,775
T-Mobile USA Incorporated 144A	3.75	4-15-2027	220,000	250,536
Verizon Communications Incorporated	2.88	1-15-2038	200,000	320,718
Verizon Communications Incorporated	4.13	8-15-2046	500,000	612,892
				2,560,232
Entertainment: 0.26%
The Walt Disney Company	3.60	1-13-2051	150,000	181,726
Media: 4.19%
Cantor Fitzgerald LP 144A	4.88	5-1-2024	610,000	679,009
Charter Communications Operating LLC	2.80	4-1-2031	135,000	142,610
Charter Communications Operating LLC	4.91	7-23-2025	360,000	418,267
Comcast Corporation	3.40	4-1-2030	155,000	178,666
Cox Communications Incorporated 144A	4.60	8-15-2047	355,000	458,358
Discovery Incorporated	5.30	5-15-2049	175,000	230,527
Fox Corporation	4.71	1-25-2029	525,000	636,699
ViacomCBS Incorporated	4.95	1-15-2031	200,000	250,364
				2,994,500
				5,736,458
Consumer discretionary: 2.20%
Automobiles: 0.78%
Ford Motor Company	9.00	4-22-2025	170,000	208,905
General Motors Company	6.13	10-1-2025	285,000	345,627
				554,532
Hotels, restaurants & leisure: 0.38%
McDonald's Corporation	1.45	9-1-2025	200,000	207,357
McDonald's Corporation	4.20	4-1-2050	50,000	64,166
				271,523
Internet & direct marketing retail: 0.37%
Booking Holdings Incorporated	1.80	3-3-2027	200,000	268,554
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail: 0.43%
Home Depot Incorporated	2.70%	4-15-2030	$65,000	$ 72,508
TJX Companies Incorporated	1.60	5-15-2031	230,000	233,359
				305,867
Textiles, apparel & luxury goods: 0.24%
Ralph Lauren Corporation	2.95	6-15-2030	160,000	173,827
				1,574,303
Consumer staples: 2.45%
Beverages: 0.99%
Coca Cola Company	0.13	3-15-2029	200,000	246,018
Keurig Dr Pepper Incorporated	4.60	5-25-2028	380,000	462,307
				708,325
Food products: 0.84%
Mars Incorporated 144A	3.95	4-1-2049	290,000	368,883
Smithfield Foods Incorporated 144A	3.00	10-15-2030	220,000	232,777
				601,660
Tobacco: 0.62%
BAT Capital Corporation	4.54	8-15-2047	400,000	443,497
				1,753,482
Energy: 5.35%
Oil, gas & consumable fuels: 5.35%
BP Capital Markets America Incorporated	2.75	5-10-2023	275,000	289,971
Energy Transfer Operating Partners LP	3.75	5-15-2030	245,000	264,134
Energy Transfer Operating Partners LP	6.25	4-15-2049	595,000	718,678
Exxon Mobil Corporation	2.61	10-15-2030	395,000	431,208
Kinder Morgan Energy Partners LP	5.40	9-1-2044	305,000	379,882
Marathon Petroleum Corporation	3.80	4-1-2028	340,000	378,874
MPLX LP	4.00	3-15-2028	485,000	557,786
Sabine Pass Liquefaction LLC 144A	4.50	5-15-2030	165,000	195,474
Sabine Pass Liquefaction LLC	5.75	5-15-2024	530,000	605,860
				3,821,867
Financials: 17.57%
Banks: 3.83%
Bank of America Corporation	4.13	1-22-2024	850,000	943,766
Citigroup Incorporated	3.30	4-27-2025	800,000	886,996
JPMorgan Chase & Company (U.S. SOFR+2.52%) ±	2.96	5-13-2031	225,000	246,653
JPMorgan Chase & Company (3 Month LIBOR+1.34%) ±	3.78	2-1-2028	220,000	252,904
Santander Holdings USA Incorporated	4.40	7-13-2027	355,000	405,562
				2,735,881
Capital markets: 7.49%
Belrose Funding Trust 144A	2.33	8-15-2030	285,000	293,147
Blackrock Incorporated	1.90	1-28-2031	55,000	57,536
BP Capital Markets America Incorporated	2.94	6-4-2051	410,000	417,840
Credit Suisse Group AG	3.63	9-9-2024	580,000	644,221
Five Corners Funding Trust 144A	2.85	5-15-2030	100,000	110,562
See accompanying notes to portfolio of investments

2  |  Wells Fargo Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Five Corners Funding Trust 144A	4.42%	11-15-2023	$10,000	$ 11,091
FS KKR Capital Corporation	3.40	1-15-2026	240,000	238,511
Goldman Sachs Group Incorporated	3.63	1-22-2023	675,000	720,276
Intercontinental Exchange Incorporated	3.00	6-15-2050	215,000	227,692
Intercontinental Exchange Incorporated	3.75	12-1-2025	410,000	465,623
Morgan Stanley	3.13	7-27-2026	865,000	968,637
Morgan Stanley	3.70	10-23-2024	475,000	528,807
Raymond James Financial Services Incorporated	4.65	4-1-2030	135,000	165,515
S&P Global Incorporated	1.25	8-15-2030	155,000	152,713
S&P Global Incorporated	2.30	8-15-2060	140,000	132,912
State Street Corporation	2.40	1-24-2030	200,000	218,436
				5,353,519
Consumer finance: 2.94%
ACC Operating Partnership	3.88	1-30-2031	210,000	237,632
American Express Credit Corporation	3.30	5-3-2027	430,000	488,983
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	445,000	503,785
Aviation Capital Group Corporation 144A	2.88	1-20-2022	395,000	399,958
Hyundai Capital America 144A	1.80	10-15-2025	455,000	466,393
				2,096,751
Diversified financial services: 0.72%
Aviation Capital Group Corporation 144A	5.50	12-15-2024	465,000	514,699
Insurance: 2.59%
American International Group Incorporated	4.75	4-1-2048	675,000	899,114
Berkshire Hathaway Incorporated	2.38	6-19-2039	100,000	161,142
Brighthouse Financial Incorporated	4.70	6-22-2047	149,000	157,152
Empower Finance 2020 LP 144A	1.78	3-17-2031	455,000	466,421
Unum Group	4.50	12-15-2049	160,000	168,331
				1,852,160
				12,553,010
Health care: 2.51%
Biotechnology: 0.95%
AbbVie Incorporated	2.60	11-21-2024	370,000	396,633
AbbVie Incorporated	4.25	11-21-2049	225,000	282,008
				678,641
Health care providers & services: 0.80%
Anthem Incorporated	2.25	5-15-2030	30,000	31,846
CVS Health Corporation	4.25	4-1-2050	165,000	206,036
CVS Health Corporation	4.30	3-25-2028	102,000	121,410
UnitedHealth Group Incorporated	2.90	5-15-2050	195,000	215,474
				574,766
Life sciences tools & services: 0.38%
Thermo Fisher Scientific Incorporated	1.50	10-1-2039	200,000	268,273
Pharmaceuticals: 0.38%
Bristol-Myers Squibb Company	2.55	11-13-2050	265,000	270,529
				1,792,209
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 3.85%
Aerospace & defense: 0.69%
United Technologies Corporation	4.13%	11-16-2028	$415,000	$ 494,529
Airlines: 0.39%
US Airways Group Incorporated	4.63	12-3-2026	307,851	274,386
Industrial conglomerates: 0.72%
General Electric Company	3.63	5-1-2030	450,000	514,031
Machinery: 0.22%
Caterpillar Incorporated	3.25	4-9-2050	95,000	111,988
Deere & Company	3.10	4-15-2030	40,000	45,776
				157,764
Professional services: 0.73%
Equifax Incorporated	2.60	12-1-2024	365,000	390,866
Equifax Incorporated	3.10	5-15-2030	120,000	133,411
				524,277
Road & rail: 1.10%
Penske Truck Leasing Company LP 144A	3.45	7-1-2024	370,000	403,136
Union Pacific Corporation	2.40	2-5-2030	355,000	381,959
				785,095
				2,750,082
Information technology: 5.15%
Communications equipment: 0.91%
Motorola Solutions Incorporated	4.60	2-23-2028	540,000	651,210
Electronic equipment, instruments & components: 0.36%
Jabil Incorporated	3.60	1-15-2030	230,000	255,818
IT services: 1.09%
Fiserv Incorporated	2.65	6-1-2030	70,000	75,693
Fiserv Incorporated	3.50	7-1-2029	215,000	245,381
Western Union Company	4.25	6-9-2023	420,000	455,532
				776,606
Semiconductors & semiconductor equipment: 1.30%
Marvell Technology Group Limited	4.88	6-22-2028	120,000	141,688
Microchip Technology Incorporated 144A	2.67	9-1-2023	230,000	240,532
Qualcomm Incorporated	3.25	5-20-2027	485,000	550,296
				932,516
Software: 0.14%
Oracle Corporation	3.60	4-1-2050	85,000	99,083
Technology hardware, storage & peripherals: 1.35%
Apple Incorporated	3.60	7-31-2042	100,000	204,612
Dell International LLC / EMC Corporation 144A	5.45	6-15-2023	460,000	508,740
See accompanying notes to portfolio of investments

4  |  Wells Fargo Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Technology hardware, storage & peripherals (continued)
Dell International LLC / EMC Corporation 144A	6.20%	7-15-2030		$145,000	$ 188,397
NetApp Incorporated	2.70	6-22-2030		60,000	64,434
					966,183
					3,681,416
Materials: 1.43%
Chemicals: 1.43%
Nutrition and Biosciences Incorporated 144A	2.30	11-1-2030		475,000	488,981
Praxair Incorporated	1.10	8-10-2030		285,000	281,851
Westlake Chemical Corporation	1.63	7-17-2029		200,000	254,477
					1,025,309
Real estate: 1.70%
Equity REITs: 1.14%
Equinix Incorporated	2.15	7-15-2030		425,000	432,048
Sabra Health Care LP / Sabra Capital Corporation	4.80	6-1-2024		160,000	171,604
VEREIT Operating Partnership LP	2.85	12-15-2032		200,000	208,991
					812,643
Real estate management & development: 0.56%
Simon Property Group LP	3.25	9-13-2049		390,000	398,705
					1,211,348
Utilities: 2.05%
Electric utilities: 2.05%
Duke Energy Florida LLC	1.75	6-15-2030		140,000	143,069
Nevada Power Company	2.40	5-1-2030		195,000	209,740
New York State Electric & Gas Corporation 144A	3.25	12-1-2026		220,000	246,241
Oglethorpe Power Corporation 144A	3.75	8-1-2050		195,000	209,182
Pacificorp	3.50	6-15-2029		450,000	518,475
Union Electric Company	2.95	3-15-2030		125,000	139,438
					1,466,145
Total Corporate bonds and notes (Cost $33,717,369)					37,365,629
Foreign corporate bonds and notes: 28.74%
Communication services: 0.84%
Diversified telecommunication services: 0.32%
Deutsche Telekom International Finance BV	2.25	4-13-2029	GBP	150,000	225,897
Wireless telecommunication services: 0.52%
Rogers Communications Incorporated	5.34	3-22-2021	CAD	300,000	238,084
Tele2 AB	2.13	5-15-2028	EUR	100,000	137,135
					601,116
Consumer discretionary: 0.73%
Automobiles: 0.35%
Renault SA	2.38	5-25-2026	EUR	200,000	247,079
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  5

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Textiles, apparel & luxury goods: 0.38%
Burberry Group plc	1.13%	9-21-2025	GBP	200,000	$ 274,075
					521,154
Consumer staples: 0.54%
Beverages: 0.19%
Coca-Cola European Partners plc	1.50	11-8-2027	EUR	100,000	132,694
Food & staples retailing: 0.35%
Tesco Corporate Treasury Services plc	0.88	5-29-2026	EUR	200,000	251,750
					384,444
Energy: 1.03%
Oil, gas & consumable fuels: 1.03%
BP Capital Markets plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.88%) ʊ±	3.25	3-22-2026	EUR	100,000	130,106
BP Capital Markets plc (U.S. Treasury 3 Month Bill +4.17%) ʊ±	4.25	3-22-2027	GBP	100,000	146,664
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	205,351
Total SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.71	12-29-2049	EUR	200,000	255,325
Financials: 14.43%
Banks: 8.64%
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.95%) ±	3.88	5-24-2026	EUR	200,000	247,760
Banco BPM SpA	2.50	6-21-2024	EUR	200,000	257,409
Banco de Sabadell SA	1.13	3-27-2025	EUR	200,000	248,187
Bankia SA	1.13	11-12-2026	EUR	100,000	127,303
Bankinter SA	0.63	10-6-2027	EUR	200,000	248,626
Banque Federative du Credit Mutuel	3.00	5-21-2024	EUR	100,000	133,806
Barclays plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.32%) ±	2.38	10-6-2023	GBP	100,000	140,548
Bawag Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.30%) ±	2.38	3-26-2029	EUR	100,000	125,806
BNP Paribas	1.25	3-19-2025	EUR	300,000	384,944
Caixabank SA	0.63	10-1-2024	EUR	100,000	124,247
Credit Agricole Assurances	2.00	7-17-2030	EUR	300,000	392,067
FCA Bank SpA	1.63	9-29-2021	GBP	100,000	137,718
Jyske Bank AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.90%) ±	2.25	4-5-2029	EUR	150,000	190,573
Kutxabank SA	0.50	9-25-2024	EUR	100,000	124,371
Landesbank Baden-Wurttemberg (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.77%) ±	2.88	5-27-2026	EUR	100,000	122,760
Landsbankinn HF	1.38	3-14-2022	EUR	100,000	124,171
Lloyds Banking Group plc (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +0.85%) ±	0.50	11-12-2025	EUR	200,000	247,065
Lloyds Banking Group plc	2.25	10-16-2024	GBP	100,000	143,398
Mizuho Financial Group	0.80	4-15-2030	EUR	200,000	254,250
NIBC Bank NV	2.00	4-9-2024	EUR	200,000	255,228
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +3.15%) ±	2.88	6-18-2032	EUR	200,000	263,144
Royal Bank of Canada	1.97	3-2-2022	CAD	200,000	160,069
Royal Bank of Canada	2.00	3-21-2022	CAD	400,000	320,550
Royal Bank of Scotland Group plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%) ±	2.88	9-19-2026	GBP	200,000	296,872
Toronto Dominion Bank	3.23	7-24-2024	CAD	1,000,000	855,346
Unicredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.80%) ±	2.73	1-15-2032	EUR	200,000	246,778
See accompanying notes to portfolio of investments

6  |  Wells Fargo Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Capital markets: 1.12%
Credit Suisse Group AG (UK Gilts 1 Year +2.23%) ±	2.25%	6-9-2028	GBP	300,000	$ 434,661
Deutsche Bank AG	0.38	1-18-2021	EUR	100,000	122,189
UBS Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +0.55%) ±	0.25	1-29-2026	EUR	200,000	246,087
Consumer finance: 0.46%
PSA Banque France	0.63	6-21-2024	EUR	100,000	124,388
Transurban Finance Company	1.75	3-29-2028	EUR	150,000	202,392
Diversified financial services: 0.98%
Bevco Lux Sarl	1.75	2-9-2023	EUR	200,000	252,618
Nykredit Realkredit AS	0.88	1-17-2024	EUR	150,000	187,911
SELP Finance Sarl	1.50	11-20-2025	EUR	200,000	258,910
Insurance: 2.89%
Aviva plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.13%) ±	6.13	7-5-2043	EUR	100,000	139,569
Aviva plc (ICE LIBOR GBP 6 Month +4.14%) ±	6.63	6-3-2041	GBP	200,000	279,943
Legal & General Group plc (U.S. Treasury 3 Month Bill +9.33%) ±	10.00	7-23-2041	GBP	200,000	287,320
Mandatum Life Insurance Company Limited (3 Month EURIBOR +2.30%) ±	1.88	10-4-2049	EUR	300,000	374,191
Munich Re Group (ICE LIBOR GBP 3 Month +4.95%) ±	6.63	5-26-2042	GBP	200,000	295,595
Sampo Oyj	1.63	2-21-2028	EUR	100,000	135,954
Sampo Oyj (3 Month EURIBOR +4.05%) ±	3.38	5-23-2049	EUR	200,000	280,185
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE Swap Rate 11:00am +2.85%) ±	2.53	4-30-2050	EUR	200,000	274,220
Thrifts & mortgage finance: 0.34%
Aareal Bank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.90%) ±	4.25	3-18-2026	EUR	200,000	243,719
					10,312,848
Health care: 2.51%
Biotechnology: 0.50%
GlaxoSmithKline Capital Incorporated	1.63	5-12-2035	GBP	250,000	359,324
Health care equipment & supplies: 0.68%
Molnlycke Holding AB	0.63	1-15-2031	EUR	200,000	244,885
Motability Operations Group plc	2.38	7-3-2039	GBP	150,000	241,264
Health care providers & services: 0.28%
Fresenius Medical Care AG & Company	1.50	5-29-2030	EUR	150,000	198,570
Pharmaceuticals: 1.05%
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%) ±	2.38	11-12-2079	EUR	100,000	123,997
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%) ±	3.13	11-12-2079	EUR	100,000	128,121
Merck KGaA (EURIBOR ICE Swap Rate 11:00am +1.95%) ±	1.63	6-25-2079	EUR	200,000	250,438
Phoenix PIB Dutch Finance BV	2.38	8-5-2025	EUR	200,000	249,867
					1,796,466
Industrials: 0.89%
Aerospace & defense: 0.37%
MTU Aero Engines AG	3.00	7-1-2025	EUR	200,000	265,742
Commercial services & supplies: 0.33%
ISS Global A/S	0.88	6-18-2026	EUR	194,000	233,857
Containers & packaging: 0.19%
Brambles Finance plc	1.50	10-4-2027	EUR	100,000	132,851
					632,450
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Information technology: 0.55%
IT services: 0.37%
Edenred SA	1.38%	6-18-2029	EUR	200,000	$ 262,955
Semiconductors & semiconductor equipment: 0.18%
ASML Holding NV	0.63	5-7-2029	EUR	100,000	128,158
					391,113
Materials: 1.62%
Chemicals: 1.28%
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.57%) ʊ±	1.50	10-21-2025	EUR	100,000	120,848
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.87%) ʊ±	2.75	6-17-2024	EUR	100,000	128,204
Sika Capital BV	1.50	4-29-2031	EUR	100,000	138,440
Solvay SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.92%) ʊ±	4.25	12-4-2023	EUR	200,000	263,876
Syngenta Finance NV	3.38	4-16-2026	EUR	200,000	263,800
Construction materials: 0.34%
Holcim Finance (Luxembourg) SA	0.50	4-23-2031	EUR	200,000	245,095
					1,160,263
Real estate: 1.60%
Equity REITs: 0.38%
Inmobiliaria Colonial SA	1.45	10-28-2024	EUR	100,000	127,408
Tritax Big Box REIT plc	1.50	11-27-2033	GBP	100,000	141,087
Real estate management & development: 1.22%
Akelius Residential Property AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.48%) ±	2.25	5-17-2081	EUR	100,000	123,295
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%)	3.88	10-5-2078	EUR	200,000	258,990
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.18%) ʊ±	1.50	3-11-2026	EUR	200,000	240,665
Heimstaden Bostad AB	1.13	1-21-2026	EUR	200,000	252,794
					1,144,239
Utilities: 4.00%
Electric utilities: 2.79%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.37%) ʊ±	2.88	12-15-2026	EUR	200,000	256,547
Electricite de France SA	5.50	10-17-2041	GBP	200,000	430,042
Enel Finance International NV	0.38	6-17-2027	EUR	100,000	124,435
ESB Finance Designated Activity Company	1.13	6-11-2030	EUR	100,000	132,586
Fortum Oyj	0.88	2-27-2023	EUR	100,000	124,450
Iberdrola International BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.32%) ʊ±	1.87	1-28-2026	EUR	300,000	377,032
Orsted A/S (EURIBOR ICE Swap Rate 11:00am +1.95%) ±	1.75	9-9-2027	EUR	200,000	250,255
Reseau de Transport d'Electricite	1.88	10-23-2037	EUR	200,000	301,010
Gas utilities: 0.86%
APT Pipelines Limited	2.00	7-15-2030	EUR	180,000	247,697
Snam SpA	0.01	12-7-2028	EUR	300,000	364,391
See accompanying notes to portfolio of investments

8  |  Wells Fargo Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Water utilities: 0.35%
FCC Aqualia SA	1.41%	6-8-2022	EUR	200,000	$ 247,803
					2,856,248
Total Foreign corporate bonds and notes (Cost $18,404,314)					20,537,787
	Interest rate	Maturity date
Municipal obligations: 0.36%
New Jersey: 0.36%
Transportation revenue: 0.36%
New Jersey State Transportation Trust Fund Authority Transportation System Refunding Bond Series B	4.13	6-15-2042		$250,000	258,970
Total Municipal obligations (Cost $250,000)					258,970
	Interest rate	Maturity date
U.S. Treasury securities: 0.38%
U.S. Treasury Bond	1.38	8-15-2050		15,000	14,016
U.S. Treasury Note	0.88	11-15-2030		260,000	258,984
Total U.S. Treasury securities (Cost $273,156)					273,000
Yankee corporate bonds and notes: 14.11%
Communication services: 2.54%
Interactive media & services: 1.06%
Tencent Holdings Limited 144A	3.60	1-19-2028		685,000	755,123
Wireless telecommunication services: 1.48%
Telefonica Emisiones SAU	4.10	3-8-2027		400,000	462,885
Vodafone Group plc	4.38	5-30-2028		500,000	598,572
					1,061,457
					1,816,580
Consumer discretionary: 1.11%
Automobiles: 0.79%
Nissan Motor Company 144A	3.52	9-17-2025		260,000	278,734
Nissan Motor Company 144A	4.35	9-17-2027		260,000	287,063
					565,797
Internet & direct marketing retail: 0.32%
Prosus NV 144A	3.83	2-8-2051		230,000	225,318
					791,115
Consumer staples: 0.83%
Household products: 0.83%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024		555,000	593,462
Energy: 0.77%
Oil, gas & consumable fuels: 0.77%
Equinor ASA	2.38	5-22-2030		45,000	48,139
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Saudi Arabian Oil Company 144A	4.38%	4-16-2049	$75,000	$ 90,580
Siemens Financieringsmaatschappij NV 144A	2.35	10-15-2026	380,000	410,072
				548,791
Financials: 7.44%
Banks: 4.42%
Banco Santander SA	3.49	5-28-2030	400,000	448,587
HSBC Holdings plc (U.S. SOFR+2.39%) ±	2.85	6-4-2031	200,000	214,758
HSBC Holdings plc	4.30	3-8-2026	430,000	495,352
Mitsubishi UFJ Financial Group Incorporated	2.56	2-25-2030	200,000	215,952
National Australia Bank 144A	2.33	8-21-2030	260,000	264,172
Royal Bank of Scotland Group plc	3.88	9-12-2023	490,000	531,632
Sumitomo Mitsui Financial Group	2.13	7-8-2030	200,000	209,608
Sumitomo Mitsui Financial Group	3.10	1-17-2023	335,000	353,414
Westpac Banking Corporation (5 Year Treasury Constant Maturity+1.35%) ±	2.89	2-4-2030	105,000	110,055
Westpac Banking Corporation	3.65	5-15-2023	290,000	313,186
				3,156,716
Capital markets: 1.02%
Credit Suisse Group AG (U.S. SOFR+3.73%) 144A±	4.19	4-1-2031	250,000	293,904
Credit Suisse Group AG (5 Year Treasury Constant Maturity+3.55%) 144Aʊ±	4.50	9-30-2030	200,000	200,980
Macquarie Group Limited (3 Month LIBOR+1.02%) 144A±	3.19	11-28-2023	220,000	229,988
				724,872
Consumer finance: 0.47%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust	4.50	9-15-2023	310,000	336,087
Diversified financial services: 0.86%
GE Capital International Funding Company	4.42	11-15-2035	280,000	333,884
WPP Finance Limited 2010	3.75	9-19-2024	255,000	282,477
				616,361
Insurance: 0.67%
Athene Holding Limited	3.50	1-15-2031	455,000	480,567
				5,314,603
Information technology: 0.81%
Semiconductors & semiconductor equipment: 0.81%
NXP BV 144A	3.40	5-1-2030	130,000	147,344
NXP BV 144A	3.88	6-18-2026	380,000	435,023
				582,367
Real estate: 0.42%
Equity REITs: 0.42%
Scentre Group Trust 2 Company (5 Year Treasury Constant Maturity+4.69%) 144A±	5.13	9-24-2080	285,000	300,420
See accompanying notes to portfolio of investments

10  |  Wells Fargo Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities: 0.19%
Electric utilities: 0.19%
ESB Finance Designated Activity Company		1.13%	6-11-2030	$100,000	$ 132,586
Total Yankee corporate bonds and notes (Cost $9,284,962)					10,079,924
		Yield		Shares
Short-term investments: 2.30%
Investment companies: 2.30%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03		1,640,139	1,640,139
Total Short-term investments (Cost $1,640,139)					1,640,139
Total investments in securities (Cost $64,838,156)	99.95%				71,419,137
Other assets and liabilities, net	0.05				38,201
Total net assets	100.00%				$71,457,338

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
CAD	Canadian dollar
EUR	Euro
EURIBOR	Euro Interbank
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$1,157,095	$9,665,845	$(9,182,801)	$0	$0	$1,640,139	2.30%	1,640,139	$111
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro-Bund Futures	6	3-8-2021	$1,298,514	$1,302,084	$3,570	$0
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
75,000 USD	56,144 GBP	State Street Bank	1-8-2021	$0	$(1,784)
130,000 USD	107,120 EUR	State Street Bank	1-8-2021	0	(890)
230,405 USD	190,000 EUR	State Street Bank	1-8-2021	0	(1,756)
4,280,050 USD	3,200,000 GBP	JPMorgan	1-8-2021	0	(96,305)
1,529,766 USD	1,996,384 CAD	State Street Bank	1-8-2021	0	(38,688)
16,417,173 USD	13,800,000 EUR	State Street Bank	1-8-2021	0	(445,048)
300,000 EUR	365,760 USD	State Street Bank	1-8-2021	810	0
220,000 EUR	267,652 USD	JPMorgan	1-8-2021	1,166	0
				$1,976	$(584,471)
See accompanying notes to portfolio of investments

12  |  Wells Fargo Global Investment Grade Credit Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered

Wells Fargo Global Investment Grade Credit Fund  |  13

Notes to portfolio of investments—December 31, 2020 (unaudited)

into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,263,688	$0	$1,263,688
Corporate bonds and notes	$0	$37,365,629	$0	$37,365,629
Foreign corporate bonds and notes	$0	$20,537,787	$0	$20,537,787
Municipal obligations	$0	$258,970	$0	$258,970
U.S. Treasury securities	$273,000	$0	$0	$273,000
Yankee corporate bonds and notes	$0	$10,079,924	$0	$10,079,924
Short-term investments
Investment companies	$1,640,139	$0	$0	$1,640,139
	1,913,139	69,505,998	0	71,419,137
Futures contracts	$3,570	$0	$0	$3,570
Forward foreign currency contracts	$0	$1,976	$0	$1,976
Total assets	$1,916,709	$69,507,974	$0	$71,424,683
Liabilities
Forward foreign currency contracts	$0	$584,471	$0	$584,471
Total liabilities	$0	$584,471	$0	$584,471
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) a measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail is included in the Portfolio of Investments.

14  |  Wells Fargo Global Investment Grade Credit Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

As of December 31, 2020, the Fund had segregated $18,100 as cash collateral for these open futures contracts.
For the three months ended December 31, 2020 the Fund did not have any transfers into/out of Level 3.

Wells Fargo Global Investment Grade Credit Fund  |  15